FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
The Company's financial net assets measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2019 and 2018, respectively:

	As of December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$61,012	$-	$61,012
Foreign currency derivative contracts	-	(871)	-	(871)
Earn-out liability	-	-	(1,100)	(1,100)

Total financial net assets	$-	$60,141	$(1,100)	$59,041

	As of December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$64,290	$-	$64,290
Foreign currency derivative contracts	-	(324)	-	(324)
Earn-out liability	-	-	(6,051)	(6,051)

Total financial net assets	$-	$63,966	$(6,051)	$57,915

Schedule of Fair Value Measurements Using Significant Unobservable Inputs
Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2019	$6,051

Earn Out liability adjustments due to exchange rates	(113)
Adjustment due to change in forecast and time value of earn-out consideration	(4,838)

Balance at December 31, 2019	$1,100